Non-Controlling Interests	12 Months Ended
Aug. 31, 2017
Noncontrolling Interest [Abstract]
Non-Controlling Interests
19.	NON-CONTROLLING INTERESTS

The following table summarizes the changes in non-controlling interests from September 1, 2014 through August 31, 2017.

	GCGS	HCGS	PCBS	CGBS	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance at September 1, 2014	(13,308)	(4,824)	5,014	10,809	(177)	(2,486)
Capital injection from non-controlling interest Shareholders	—	—	—	—	7,862	7,862
Loss (income) attributable to non-controlling interests	512	(1,883)	(953)	1,829	661	166

Balance at August 31, 2015	(12,796)	(6,707)	4,061	12,638	8,346	5,542
Loss (income) attributable to non-controlling interests	12,467	2,538	4,322	4,443	15,520	39,290

Balance at August 31, 2016	(329)	(4,169)	8,383	17,081	23,866	44,832

Capital injection from non-controlling interest shareholders	—	—	—	—	3,600	3,600
Income attributable to non-controlling interests	9,638	1,613	2,249	100	6,159	19,759

Acquisition of additional interest in subsidiaries of non-controlling interests**	(9,309)	2,556	(10,632)	(17,181)	(30,300)	(64,866)

Balance at August 31, 2017	—	—	—	—	3,325	3,325

Note**: During the year ended August 31, 2017, the Company acquired additional interests in certain subsidiaries of non-controlling interests with total consideration of RMB15,712, the total amount of the non-controlling interests was RMB64,866 as at acquisition dates and the difference was charged to additional paid in capital accordingly.